Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 455,812,500.00
Total Fee Amount	62,947.71
Total Offset Amount	0.00
Net Fee	$ 62,947.71
Offering Table N/A
Offset Table N/A	N/A